Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of reconciliation of changes in property, plant and equipment, including right-of-use assets

		Office
		equipment and
	Leasehold	electronic		Motor	Construction
	improvement	equipment	Machinery	vehicles	in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
As of January 1, 2023	35,497	68,595	117,267	38,249	48	259,656
Additions	3,633	19,563	11,185	1,884	142	36,407
Disposals	—	(291)	(4,119)	(5,519)	—	(9,929)
Effect of movement in exchange rates	332	100	694	165	1	1,292
As of December 31, 2023	39,462	87,967	125,027	34,779	191	287,426
Additions	9,739	61,440	12,866	5,148	68	89,261
Transfer in/(out)	—	—	78	132	(210)	—
Transfers from inventories	—	—	—	50,286	—	50,286
Disposals	—	(120)	(609)	(8,062)	(49)	(8,840)
Effect of movement in exchange rates	297	104	671	158	—	1,230
As of December 31, 2024	49,498	149,391	138,033	82,441	—	419,363

		Office
		equipment and
	Leasehold	electronic		Motor	Construction
	improvement	equipment	Machinery	vehicles	in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Accumulated depreciation:
As of January 1, 2023	(20,408)	(22,883)	(86,582)	(15,905)	—	(145,778)
Depreciation	(8,651)	(20,964)	(12,709)	(6,766)	—	(49,090)
Disposals	—	106	2,786	4,047	—	6,939
Effect of movement in exchange rates	(251)	(88)	(502)	(82)	—	(923)
As of December 31, 2023	(29,310)	(43,829)	(97,007)	(18,706)	—	(188,852)
Depreciation	(8,202)	(29,478)	(12,435)	(8,197)	—	(58,312)
Disposals	—	21	56	6,910	—	6,987
Effect of movement in exchange rates	(286)	(88)	(523)	(110)	—	(1,007)
As of December 31, 2024	(37,798)	(73,374)	(109,909)	(20,103)	—	(241,184)
Carrying amounts:
As of December 31, 2023	10,152	44,138	28,020	16,073	191	98,574
As of December 31, 2024	11,700	76,017	28,124	62,338	—	178,179